UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-03391

                           CENTENNIAL GOVERNMENT TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                  Date of reporting period: SEPTEMBER 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Centennial Government Trust

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                         Principal
                                                                            Amount                 Value
---------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--63.4%
---------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 3.696%, 10/20/05 1                         $   25,000,000     $     24,999,580
---------------------------------------------------------------------------------------------------------
Federal Home Loan Bank: 3
2.50%, 11/15/05                                                          26,000,000           25,957,767
3.18%, 10/3/05                                                            6,700,000            6,698,656
3.50%, 10/5/05                                                           45,700,000           45,682,228
3.56%, 10/7/05                                                           50,000,000           49,970,333
3.59%, 10/12/05                                                          50,000,000           49,945,153
3.60%, 10/18/05                                                          15,024,000           14,998,459
3.65%, 10/13/05                                                          50,000,000           49,939,167
3.655%, 10/28/05                                                         50,000,000           49,862,938
3.66%, 10/14/05-10/26/05                                                168,521,000          168,192,072
3.69%, 11/14/05                                                          30,000,000           29,864,700
---------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.: 3
2.125%, 11/15/05                                                          3,000,000            2,993,854
3.52%, 10/4/05                                                           50,000,000           49,985,333
3.61%, 10/11/05                                                          52,613,000           52,560,422
3.67%, 10/25/05                                                          63,200,000           63,045,204
3.69%, 11/8/05                                                           39,400,000           39,246,537
---------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp.:
3.95%, 1/20/06 1,2                                                          750,000              750,587
3.975%, 1/20/06 1,2                                                       2,810,117            2,825,783
---------------------------------------------------------------------------------------------------------
Tennessee Valley Authority, 3.68%, 11/10/05                              24,765,000           24,663,739
                                                                                        -----------------
Total U.S. Government Agencies (Cost $752,182,512)                                           752,182,512
---------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--36.7% 3
---------------------------------------------------------------------------------------------------------
Repurchase agreement (Principal Amount/Value $150,000,000, with a maturity value of $150,048,500) with Bear Stearns & Co., Inc.,
3.88%, dated 9/30/05, to be repurchased at $150,048,500 on
10/3/05, collateralized by Federal National Mortgage Assn.,
5%--5.50%, 8/1/34--11/1/34, with a value of $153,911,302                150,000,000          150,000,000
---------------------------------------------------------------------------------------------------------
Repurchase agreement (Principal Amount/Value $284,500,000, with a maturity value of $284,584,165) with UBS Warburg LLC, 3.55%, dated 9/30/05, to be repurchased at $284,584,165 on 10/3/05, collateralized by Federal National Mortgage Assn., 5%, 10/1/35,
with a value of $290,739,768                                            284,500,000          284,500,000
                                                                                        -----------------
Total Repurchase Agreements (Cost $434,500,000)                                              434,500,000
---------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,186,682,512)                             100.1%       1,186,682,512
---------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                          (0.1)            (872,228)
                                                                     ------------------------------------
Net Assets                                                                    100.0%    $  1,185,810,284
                                                                     ====================================

Footnotes to Statement of Investments

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of September 30, 2005 was $3,576,370, which represents 0.30% of the Trust's net assets. See accompanying Notes to Quarterly Statement of Investments.

3. The Trust may have elements of risk due to concentrated investments. Such concentrations may subject the Trust to additional risks.


1                                                    Centennial Government Trust

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

REPURCHASE AGREEMENTS. The Trust requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

ILLIQUID SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


2                                                    Centennial Government Trust


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Government Trust


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005